RECLASSIFICATION	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
RECLASSIFICATION

Note 21 — RECLASSIFICATION

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations, cash flow and performance position. A reclassification has been made to the Consolidated Statements of Operations and Comprehensive Loss for the fiscal year ended December 31, 2023, to reclassify the selling and distribution expenses to general and administrative expenses for consistency.